Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Computer and Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Capital Lease Equipment and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of useful life or term of lease